Stock Compensation Expense (Details) - Schedule of Vested and Nonvested Stock - $ / shares	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Vested and Nonvested Stock Options [Member]
Stock Compensation Expense (Details) - Schedule of Vested and Nonvested Stock [Line Items]
Number, Outstanding Begining balance	18,863,654	19,912,281
Weighted Average Exercise Price, Outstanding Begining balance	$ 0.38	$ 0.38
Weighted Average Remaining Life, Begining balance	4 years 1 month 17 days	4 years 10 months 9 days
Number, Granted
Weighted Average Exercise Price, Granted
Weighted Average Remaining Life, Granted
Number, Exercised	(2,050,920)	(1,048,627)
Weighted Average Exercise Price, Exercised	$ 0.38	$ 0.38
Weighted Average Remaining Life, Exercised
Number, Expired or forfeited
Weighted Average Exercise Price, Expired or forfeited
Weighted Average Remaining Life, Expired or forfeited
Number, Outstanding Ending balance	16,812,734	18,863,654
Weighted Average Exercise Price, Outstanding Ending balance		$ 0.38
Weighted Average Remaining Life, Ending balance	3 years 10 months 17 days	4 years 1 month 17 days
Vested and Nonvested Stock Warrants [Member]
Stock Compensation Expense (Details) - Schedule of Vested and Nonvested Stock [Line Items]
Number, Outstanding Begining balance	5,923,333	6,575,284
Weighted Average Exercise Price, Outstanding Begining balance	$ 11.5	$ 10.41
Weighted Average Remaining Life, Begining balance	4 years 6 months 18 days	5 years 9 months 14 days
Number, Granted
Weighted Average Exercise Price, Granted
Weighted Average Remaining Life, Granted
Number, Exercised		(651,951)
Weighted Average Exercise Price, Exercised		$ 0.53
Weighted Average Remaining Life, Exercised
Number, Expired or forfeited
Weighted Average Exercise Price, Expired or forfeited
Weighted Average Remaining Life, Expired or forfeited
Number, Outstanding Ending balance	5,923,333	5,923,333
Weighted Average Exercise Price, Outstanding Ending balance		$ 11.5
Weighted Average Remaining Life, Ending balance	4 years 3 months 18 days	4 years 6 months 18 days